Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value of Financial Instruments
Schedule of assets and liabilities measured at fair value on a recurring basis

	December 31, 2017				December 31, 2016
	Fair Value Hierarchy				Fair Value Hierarchy
(in thousands)	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents(1)	$1,301	$701	$600	$—	$21,035	$21,035	$—	$—

Marketable securities, current(2)	57,783	—	57,783	—	54,840	—	54,840	—

Deferred compensation trusts(3)	23,256	23,256	—	—	37,510	37,510	—	—

Marketable securities, noncurrent(4)	113,622	—	113,622	—	143,553	—	143,553	—

Derivative assets(5)
Commodity contracts	—	—	—	—	83	—	83	—
Foreign currency contracts	29,766	—	29,766	—	34,776	—	34,776	—
Liabilities:
Derivative liabilities(5)
Commodity contracts	$—	$—	$—	$—	$129	$—	$129	$—
Foreign currency contracts	29,127	—	29,127	—	43,574	—	43,574	—

(1)

Consists of registered money market funds and investments in U.S. agency securities with maturities of three months or less at the date of purchase. The fair value of the money market funds represents the net asset value of the shares of such funds as of the close of business at the end of the period. The fair value of the investments in U.S. agency securities is based on pricing models, which are determined from a compilation of primarily observable market information, broker quotes in non-active markets or similar assets.

(2)

Consists of investments in U.S. agency securities, U.S. Treasury securities, corporate debt securities and commercial paper with maturities of less than one year that are valued based on pricing models, which are determined from a compilation of primarily observable market information, broker quotes in non-active markets or similar assets.

(3)

Consists of registered money market funds and an equity index fund valued at fair value. These investments, which are trading securities, represent the net asset value of the shares of such funds as of the close of business at the end of the period based on the last trade or official close of an active market or exchange.

(4)

Consists of investments in U.S. agency securities, U.S. Treasury securities and corporate debt securities with maturities ranging from one year to three years that are valued based on pricing models, which are determined from a compilation of primarily observable market information, broker quotes in non-active markets or similar assets.

(5)

See Note 7 for the classification of commodity and foreign currency contracts in the Consolidated Balance Sheet. Commodity and foreign currency contracts are estimated using standard pricing models with market-based inputs, which take into account the present value of estimated future cash flows.

Schedule of carrying values and estimated fair values of financial instruments not required to be measured at fair value

	Fair Value	December 31, 2017		December 31, 2016
(in thousands)	Hierarchy	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Cash(1)	Level 1	$1,104,316	$1,104,316	$1,133,295	$1,133,295
Cash equivalents(2)	Level 2	698,458	698,458	696,106	696,106
Marketable securities, current(3)	Level 2	103,351	103,351	56,197	56,197
Notes receivable, including noncurrent portion(4)	Level 3	26,006	26,006	29,458	29,458
Liabilities:
1.750% Senior Notes(5)	Level 2	$597,674	$622,277	$523,629	$551,582
3.375% Senior Notes(5)	Level 2	496,859	512,475	496,011	512,510
3.5% Senior Notes(5)	Level 2	493,320	513,480	492,360	508,230
Revolving Credit Facility(6)	Level 2	—	—	52,735	52,735
Other borrowings, including noncurrent portion(7)	Level 2	31,106	31,106	35,457	35,457

(1)	Cash consists of bank deposits. Carrying amounts approximate fair value.

(2)

Cash equivalents consist of held-to-maturity time deposits with maturities of three months or less at the date of purchase. The carrying amounts of these time deposits approximate fair value because of the short-term maturity of these instruments.

(3)

Marketable securities, current consist of held-to-maturity time deposits with original maturities greater than three months that will mature within one year. The carrying amounts of these time deposits approximate fair value because of the short-term maturity of these instruments. Amortized cost is not materially different from the fair value.

(4)

Notes receivable are carried at net realizable value which approximates fair value. Factors considered by the company in determining the fair value include the credit worthiness of the borrower, current interest rates, the term of the note and any collateral pledged as security. Notes receivable are periodically assessed for impairment.

(5)	The fair value of the 1.750% Senior Notes, 3.375% Senior Notes and 3.5% Senior Notes were estimated based on quoted market prices for similar issues.

(6)

Amounts represent borrowings under the company’s €125 million Revolving Credit Facility which expired in April 2017, as discussed in Note 8. The carrying amount of the borrowings under this revolving credit facility approximates fair value because of the short-term maturity.

(7)

Other borrowings primarily represent bank loans and other financing arrangements resulting from the acquisition of Stork. See Note 18 for a further discussion of the acquisition. The majority of these borrowings mature within one year. The carrying amount of borrowings under these arrangements approximates fair value because of the short-term maturity.